Leases - Supplemental Information (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 13, 2023 ft²
Leases
Operating lease costs	$ 100	$ 100	$ 100	$ 200	$ 300	$ 700
Balance Sheet information related to operating leases
Operating lease ROU assets	202		202		250	171
Operating lease liabilities, current portion	113		113		111	171
Operating lease liabilities, long-term portion	103		103		151
Total operating lease liabilities	$ 216		216		262	171
Cash flow information related to operating leases
Cash paid for amounts included in the measurement of operating leases liabilities			$ 54	$ 228	$ 228	$ 560
Office and warehouse space in Irvine
Leases
Area of land | ft²							5,038
Lease term							36 months